SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 240,381	$ 123,304
Less: Accumulated depreciation	(99,987)	(75,489)
Property and equipment, net	140,394	47,815
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	113,995	69,158
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 126,386	$ 54,146